Service Class Shares | SC Davis Venture Value Fund
FUND SUMMARY SCSM Davis Venture Value Fund
INVESTMENT GOAL
Growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Davis Venture Value Fund Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.11%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Davis Venture Value Fund Service Class	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund's investment subadviser, Davis Selected Advisers, L.P. ("Davis Advisors"), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.  The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts ("ADRs"), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management's and investor's interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company's profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive.  Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund's portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since May 1, 2006 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009

Lowest	(23.53)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Davis Venture Value Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	(4.02%)	(2.08%)	(0.23%)	May 01, 2006
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	1.41%	May 01, 2006